Taxation on Ordinary Activities - Summary of Taxation on Ordinary Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major Components Of Tax Expense Income [Line Items]
Total current tax	£ 2,703	£ 2,811	£ 2,718
– adjustments in respect of prior periods	117	(13)	41
Pillar Two income taxes	79	0	0
Total current tax	2,782	2,811	2,718
Deferred tax	(2,425)	(5,683)	(240)
– deferred tax relating to origination and reversal of temporary differences	(2,176)	(5,577)	(174)
– deferred tax relating to changes in tax rates	(249)	(106)	(66)
Taxation on ordinary activities	357	(2,872)	2,478
United Kingdom
Major Components Of Tax Expense Income [Line Items]
Total current tax	24	32	(3)
– current year tax expense	15	20	2
– adjustments in respect of prior periods	9	12	(5)
All foreign countries
Major Components Of Tax Expense Income [Line Items]
Total current tax	2,679	2,779	2,721
– current year tax expense	2,571	2,804	2,675
– adjustments in respect of prior periods	£ 108	£ (25)	£ 46